Schedule of Disaggregated Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total	$ 28,083,985	$ 28,449,941
Communication [Member]
Disaggregation of Revenue [Line Items]
Total	5,178,703	8,036,808
Consumer [Member]
Disaggregation of Revenue [Line Items]
Total	5,714,682	4,655,954
Defense [Member]
Disaggregation of Revenue [Line Items]
Total	6,833,740	6,507,553
Medical [Member]
Disaggregation of Revenue [Line Items]
Total	10,356,860	9,249,626
Products [Member]
Disaggregation of Revenue [Line Items]
Total	27,437,210	27,663,086
Custom Tooling [Member]
Disaggregation of Revenue [Line Items]
Total	303,558	536,668
Non-Recurring Engineering [Member]
Disaggregation of Revenue [Line Items]
Total	$ 343,217	$ 250,187